Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 0.8%
Construction & Engineering - 0.4%
CalAtlantic Group, Inc.
5.88%, 11/15/2024	$ 350,000	$ 372,262

Food & Staples Retailing - 0.3%
Ingles Markets, Inc.
5.75%, 06/15/2023	301,000	305,515

Oil, Gas & Consumable Fuels - 0.1%
Marathon Petroleum Corp.
5.13%, 04/01/2024	40,000	40,784

Total Corporate Debt Securities (Cost $679,822)		718,561

MUNICIPAL GOVERNMENT OBLIGATIONS - 93.8%
Alabama - 1.0%
County of Perry, General Obligation Unlimited
Series A,
5.50%, 12/01/2040	50,000	49,803
Series B,
7.38%, 12/01/2030	345,000	347,215
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	500,000	509,545

		906,563

Arizona - 2.0%
Arizona Industrial Development Authority, Revenue Bonds,
Series B,
3.82%, 07/01/2044	400,000	404,824
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
4.63%, 07/01/2026 (A)	600,000	635,052
Industrial Development Authority of the County of Pima, Revenue Bonds,
6.95%, 07/01/2041	150,000	150,331
La Paz County Industrial Development Authority, Revenue Bonds,
5.88%, 06/15/2048 (A)	500,000	514,155
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	123,878

		1,828,240

Arkansas - 0.0% (B)
Saline County Property Owners Improvement District No. 49, General Obligation Limited,
Series A,
5.75%, 02/01/2036	15,000	15,014

California - 5.7%
California County Tobacco Securitization Agency, Revenue Bonds
5.88%, 06/01/2035	175,000	175,154
Series A,
5.88%, 06/01/2043	40,000	40,035

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds
4.00%, 08/15/2020 (A)	$ 250,000	$ 250,293
Series A,
5.50%, 06/01/2038 (A)	700,000	739,144
California Public Finance Authority, Revenue Bonds,
5.00%, 06/15/2049 (A)	250,000	254,385
California Statewide Communities Development Authority, Revenue Bonds
Series A,
5.25%, 12/01/2056 (A)	500,000	543,460
Series B,
6.00%, 12/01/2024	210,000	221,800
California Statewide Financing Authority, Revenue Bonds
Series A,
5.63%, 05/01/2029	20,000	20,068
Series B,
6.00%, 05/01/2037	55,000	55,188
Cypress School District, General Obligation Unlimited,
Zero Coupon, 08/01/2050 (C)	100,000	102,063
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series A-1,
5.00%, 06/01/2047	2,000,000	2,043,780
Palomar Health, Revenue Bonds,
5.00%, 11/01/2028	45,000	54,426
Tobacco Securitization Authority of Northern California, Revenue Bonds,
Series A-1,
4.75%, 06/01/2023	50,000	50,070
Upland Community Facilities District, Special Tax,
Series A,
3.50%, 09/01/2049	600,000	614,904

		5,164,770

Colorado - 7.8%
Aerotropolis Regional Transportation Authority, Revenue Bonds,
5.00%, 12/01/2051	290,000	294,219
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2047	500,000	510,740
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series B,
6.38%, 12/15/2047	937,000	956,218
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/15/2053	250,000	267,883
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	1,050,400
Denver Connection West Metropolitan District, General Obligation Limited,
Series A,
5.38%, 08/01/2047	500,000	512,625

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	$ 500,000	$ 512,910
High Plains Metropolitan District, General Obligation Unlimited,
NATL,
4.00%, 12/01/2047	390,000	432,151
Painted Prairie Metropolitan District No. 2, General Obligation Limited,
5.25%, 12/01/2048	2,000,000	2,039,820
Park 70 Metropolitan District, General Obligation Unlimited,
AGM,
4.00%, 12/01/2048	250,000	280,068
Public Authority for Colorado Energy, Revenue Bonds,
6.50%, 11/15/2038	60,000	94,919
Town of Frisco Marina Enterprise Revenue, Revenue Bonds,
5.00%, 12/01/2048	150,000	163,662

		7,115,615

Connecticut - 1.7%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A,
5.00%, 01/01/2055 (A)	500,000	521,340
Series B-1,
3.25%, 01/01/2027 (A)	275,000	275,817
Series J,
5.00%, 07/01/2037 - 07/01/2042	715,000	751,010
South Central Connecticut Regional Water Authority, Revenue Bonds,
AGM,
4.50%, 08/01/2038	10,000	10,025

		1,558,192

Delaware - 1.0%
Delaware State Economic Development Authority, Revenue Bonds,
5.00%, 08/01/2054	835,000	938,966

District of Columbia - 0.2%
District of Columbia, Revenue Bonds,
Series B,
5.00%, 07/01/2048	100,000	113,841
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds
6.50%, 05/15/2033	10,000	11,282
Series A,
Zero Coupon, 06/15/2046	100,000	20,358

		145,481

Florida - 2.2%
City of Tampa, Revenue Bonds,
Series A,
Zero Coupon, 09/01/2053	2,000,000	560,720
County of Lake, Revenue Bonds,
5.00%, 01/15/2054 (A)	825,000	853,240
Northern Palm Beach County Improvement District, Special Assessment
4.50%, 08/01/2031	50,000	50,964
5.13%, 08/01/2022	10,000	10,266

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Santa Rosa Bay Bridge Authority, Revenue Bonds,
ACA-CBI, NATL-IBC,
Zero Coupon, 07/01/2020	$ 5,583	$ 5,583
Sarasota National Community Development District, Special Assessment,
5.30%, 05/01/2039	25,000	25,018
St. Johns County Industrial Development Authority, Revenue Bonds,
Series A,
Fixed until 08/01/2024, 4.13%, 08/01/2047 (D)	500,000	514,920

		2,020,711

Georgia - 0.0% (B)
Atlanta Development Authority, Revenue Bonds,
Series A, ACA,
6.25%, 07/01/2036	20,000	20,004

Hawaii - 0.4%
State of Hawaii, General Obligation Unlimited,
5.00%, 06/01/2026	30,000	30,109
State of Hawaii Department of Transportation, Revenue Bonds,
5.63%, 11/15/2027	295,000	295,215

		325,324

Idaho - 1.8%
Idaho Housing & Finance Association, Revenue Bonds
Series A,
5.00%, 06/01/2035	285,000	316,937
6.00%, 07/01/2049 - 07/01/2054 (A)	1,155,000	1,337,848

		1,654,785

Illinois - 13.1%
Chicago Board of Education, General Obligation Unlimited
Series A,
5.50%, 12/01/2039	25,000	25,448
Series A, AGM,
5.00%, 12/01/2035	550,000	634,628
City of Chicago, General Obligation Unlimited
7.52%, 01/01/2040	205,000	241,740
Series A,
5.00%, 01/01/2044	1,000,000	1,091,340
Series B,
5.43%, 01/01/2042	1,450,000	1,434,398
6.21%, 01/01/2032	250,000	268,387
Series C,
Zero Coupon, 01/01/2024	145,000	131,612
5.00%, 01/01/2026 - 01/01/2038	1,010,000	1,079,327
City of Chicago Waterworks Revenue, Revenue Bonds,
5.00%, 11/01/2026	40,000	43,372
Cook County Community College District No. 508, General Obligation Unlimited,
5.50%, 12/01/2038	500,000	516,400
Cook County School District No. 132, General Obligation Limited,
Series A, AGM,
4.20%, 12/01/2027	361,000	424,821

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	$ 440,000	$ 457,081
Series A,
5.00%, 11/01/2049	750,000	759,915
Lombard Public Facilities Corp., Revenue Bonds,
Series A-2, ACA-CBI,
5.50%, 01/01/2025 (A)	50,000	50,244
Metropolitan Pier & Exposition Authority, Revenue Bonds,
Series B,
5.00%, 06/15/2052	45,000	45,832
Southern Illinois University, Certificate of Participation
Series A-1, BAM,
4.50%, 02/15/2031 - 02/15/2032	125,000	126,252
Southern Illinois University, Revenue Bonds
Series A, AGM,
4.50%, 04/01/2027	25,000	25,043
Series A, NATL,
Zero Coupon, 04/01/2026 - 04/01/2027	175,000	146,833
Series B1,
4.00%, 04/01/2035	20,000	18,955
State of Illinois, General Obligation Unlimited
4.13%, 03/01/2028	30,000	30,691
5.00%, 07/01/2021 - 08/01/2021	30,000	30,829
5.10%, 06/01/2033 (C)	680,000	685,202
6.63%, 02/01/2035	25,000	28,169
6.75%, 03/01/2029	115,000	130,281
7.10%, 07/01/2035	155,000	181,499
7.35%, 07/01/2035	20,000	23,320
Series A,
5.00%, 12/01/2034 - 05/01/2041	635,000	703,417
Village of Oak Lawn, General Obligation Unlimited
Series A,
3.35%, 12/01/2026	315,000	321,675
5.23%, 12/01/2024	600,000	594,474
Village of Rosemont, General Obligation Unlimited,
Series A, AGC,
6.00%, 12/01/2035	15,000	19,197
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2036	1,480,000	1,500,557
Western Illinois University, Certificate of Participation
6.00%, 10/01/2025	15,000	15,000
6.38%, 10/01/2029	30,000	30,001
Will County Community High School District No. 210, General Obligation Unlimited
Series A,
3.25%, 01/01/2030	45,000	45,573
3.38%, 01/01/2033	25,000	25,248
5.00%, 01/01/2027	55,000	58,912

		11,945,673

Indiana - 2.2%
East Chicago Sanitary District, Revenue Bonds,
4.00%, 07/15/2031	1,320,000	1,451,697

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Hamilton County Redevelopment Commission, Tax Allocation,
5.00%, 02/01/2025	$ 65,000	$ 65,075
Indiana Finance Authority, Revenue Bonds
5.00%, 10/01/2044	420,000	444,087
6.00%, 12/01/2026	60,000	56,669
Series A,
4.00%, 11/15/2026	15,000	15,414

		2,032,942

Iowa - 0.6%
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A,
6.50%, 06/01/2023	95,000	95,078
Series C,
5.38%, 06/01/2038	145,000	146,989
5.50%, 06/01/2042	100,000	101,372
5.63%, 06/01/2046	215,000	217,950

		561,389

Kansas - 0.2%
Kansas Rural Water Finance Authority, Revenue Bonds,
4.25%, 03/01/2038	25,000	25,351
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	175,000	129,782

		155,133

Kentucky - 0.1%
Edmonson County Industrial Building Revenue, Revenue Bonds,
5.00%, 03/01/2027	20,000	20,007
Kentucky Area Development Districts, Certificate of Participation,
Series M,
5.35%, 12/01/2028	25,000	25,011

		45,018

Louisiana - 1.1%
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 05/15/2024	30,000	34,646
Parish of St. James, Revenue Bonds,
Series 2,
6.35%, 07/01/2040 (A)	500,000	596,450
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds,
Series A,
4.00%, 07/01/2043	330,000	371,501

		1,002,597

Massachusetts - 0.6%
Massachusetts Development Finance Agency, Revenue Bonds
5.00%, 10/01/2049	500,000	533,770
Series I,
5.00%, 07/01/2023	20,000	22,182

		555,952

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan - 1.7%
County of Wayne, Revenue Bonds,
9.25%, 12/01/2025	$ 240,000	$ 244,622
Dearborn Brownfield Redevelopment Authority, General Obligation Limited,
Series A, AGC,
5.50%, 05/01/2039	25,000	25,092
Detroit Local Development Finance Authority, Tax Allocation,
Series A, ACA-CBI,
5.50%, 05/01/2021	25,000	25,037
Michigan Finance Authority, Revenue Bonds,
Series B,
5.00%, 07/01/2021	50,000	51,356
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
5.13%, 06/01/2022	500,000	500,485
5.25%, 06/01/2022	15,000	15,015
6.00%, 06/01/2034 - 06/01/2048	690,000	690,166

		1,551,773

Minnesota - 4.3%
City of Deephaven, Revenue Bonds,
Series A,
5.25%, 07/01/2037	80,000	87,089
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	375,000	395,974
City of International Falls, Revenue Bonds,
5.65%, 12/01/2022	65,000	64,253
City of Minneapolis, Revenue Bonds,
Series A,
5.00%, 07/01/2047	200,000	207,228
City of Morris, Revenue Bonds,
2.55%, 08/01/2020	65,000	65,000
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds
Series A,
4.50%, 07/01/2028	550,000	563,744
5.00%, 07/01/2036 - 12/01/2050	1,765,000	1,829,151
Series B,
5.25%, 04/01/2043	400,000	405,412
Township of Baytown, Revenue Bonds
Series A,
4.00%, 08/01/2041	200,000	202,338
4.25%, 08/01/2046	120,000	122,160

		3,942,349

Mississippi - 0.0% (B)
Mississippi Development Bank, Revenue Bonds,
Series A,
3.25%, 06/01/2021	25,000	25,081
Mississippi Home Corp., Revenue Bonds,
Series 3A, GNMA,
5.55%, 08/20/2049	5,000	5,107

		30,188

Missouri - 0.1%
Health & Educational Facilities Authority, Revenue Bonds,
4.25%, 12/01/2042 (A) (E)	75,000	81,980

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Montana - 0.2%
City of Forsyth, Revenue Bonds,
Series A,
Fixed until 03/01/2031, 3.90% (D)	$ 135,000	$ 144,330
Lewistown Special Improvement District No. 2005, Special Assessment,
4.60%, 07/01/2022	25,000	25,014

		169,344

Nevada - 0.2%
City of Reno, Special Assessment,
7.25%, 12/01/2025	40,000	40,033
County of Clark, Special Assessment,
4.00%, 08/01/2022	165,000	168,284

		208,317

New Jersey - 3.1%
Essex County Improvement Authority, Revenue Bonds
Series A,
5.00%, 12/01/2035 (F) (G)	500,000	450,000
5.13%, 12/01/2045 (F) (G)	30,000	27,000
New Jersey Economic Development Authority, Revenue Bonds
Series A,
5.13%, 09/01/2052 (A)	760,000	781,067
Series B,
6.50%, 04/01/2031 (E)	10,000	10,531
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
5.00%, 07/01/2030	40,000	46,373
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B,
5.00%, 06/01/2046	1,320,000	1,490,082

		2,805,053

New Mexico - 0.5%
Artesia Hospital District, General Obligation Unlimited,
4.00%, 08/01/2023	400,000	404,632

New York - 6.4%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	500,000	519,715
City of Elmira City, General Obligation Limited,
4.00%, 05/27/2021	790,000	791,477
New York City Industrial Development Agency, Revenue Bonds
FGIC,
CPI + 0.89%, 1.01% (D), 03/01/2027	20,000	18,595
NATL,
4.75%, 03/01/2046	135,000	135,049
5.00%, 03/01/2036	85,000	85,034
New York Counties Tobacco Trust I, Revenue Bonds,
Series B,
6.50%, 06/01/2035	15,000	15,008
New York Counties Tobacco Trust IV, Revenue Bonds
Series A,
5.00%, 06/01/2038 - 06/01/2045	315,000	315,053

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York Counties Tobacco Trust VI, Revenue Bonds
Series A-2B,
5.00%, 06/01/2045	$ 850,000	$ 896,444
Series C,
3.75%, 06/01/2045	1,760,000	1,628,299
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	118,374
Port Authority of New York & New Jersey, Revenue Bonds
AGM-CR,
6.50%, 12/01/2028	50,000	50,809
NATL,
5.75%, 12/01/2022	660,000	663,788
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	65,675
Yonkers Economic Development Corp., Revenue Bonds,
5.00%, 10/15/2054	465,000	483,391

		5,786,711

Ohio - 5.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series B-2, Class 2,
5.00%, 06/01/2055	1,700,000	1,873,434
Series B-3, Class 2,
Zero Coupon, 06/01/2057	2,000,000	289,100
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	1,410,000	1,288,515
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (E)	20,000	20,011
Cleveland-Cuyahoga County Port Authority, Revenue Bonds,
Series A,
7.05%, 11/15/2040 (A) (E)	95,000	95,110
County of Greene, Revenue Bonds,
Series A, ACA,
5.10%, 09/01/2029	100,000	100,043
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	100,000	104,817
County of Montgomery, Revenue Bonds,
6.00%, 04/01/2038 (A)	2,000,000	1,208,520

		4,979,550

Oregon - 2.3%
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2040	1,000,000	1,233,630
Series B,
6.75%, 06/15/2022 (A)	100,000	101,748
Warm Springs Reservation Confederated Tribe, Revenue Bonds,
Series B,
5.00%, 11/01/2039 (A)	600,000	729,012

		2,064,390

Pennsylvania - 0.4%
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2039	150,000	162,958

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Dallas Area Municipal Authority, Revenue Bonds,
5.00%, 05/01/2048	$ 115,000	$ 126,102
Montgomery County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 01/15/2029	60,000	62,575
Susquehanna Area Regional Airport Authority, Revenue Bonds,
Series B,
9.88%, 01/01/2034	10,000	13,607

		365,242

Puerto Rico - 12.7%
Children’s Trust Fund, Revenue Bonds
5.38%, 05/15/2033	20,000	20,114
5.50%, 05/15/2039	55,000	55,314
5.63%, 05/15/2043	45,000	45,212
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	105,171
AGM,
5.13%, 07/01/2030	275,000	276,785
AGM-CR,
4.50%, 07/01/2023	75,000	75,080
5.00%, 07/01/2028	30,000	30,186
Series A, AGC-ICC,
5.00%, 07/01/2022 - 07/01/2033	620,000	623,951
5.25%, 07/01/2030	55,000	55,415
5.50%, 07/01/2029	245,000	270,683
Series A, AGM,
4.13%, 07/01/2023 - 07/01/2024	50,000	50,902
5.00%, 07/01/2035	265,000	272,224
5.38%, 07/01/2025	200,000	205,000
Series A-4, AGM,
5.00%, 07/01/2031	170,000	170,632
Series B, AGC-ICC,
5.00%, 07/01/2035	400,000	401,740
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	160,000	161,411
5.38%, 07/01/2028	30,000	30,253
5.50%, 07/01/2032	145,000	146,235
5.75%, 07/01/2037	650,000	656,084
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A, AGC,
5.00%, 07/01/2028	195,000	196,209
5.13%, 07/01/2047	390,000	390,090
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	770,000	769,992
5.00%, 07/01/2027	210,000	211,384
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	320,000	320,134
3.65%, 07/01/2024	210,000	210,052
Series RR, AGC,
5.00%, 07/01/2028	270,000	271,674
Series SS, AGM,
5.00%, 07/01/2030	110,000	110,646
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	266,556
Series TT, AGM-CR,

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
5.00%, 07/01/2027	$ 25,000	$ 25,165
Series UU, AGC,
4.25%, 07/01/2027	365,000	365,135
5.00%, 07/01/2026	165,000	166,087
Series UU, AGM,
5.00%, 07/01/2021 - 07/01/2024	390,000	392,399
Series VV, AGM,
5.25%, 07/01/2027	70,000	76,334
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	55,000	55,341
Series AA, AGC-ICC,
5.00%, 07/01/2035	85,000	85,370
Series AA-1, AGM,
4.95%, 07/01/2026	175,000	176,005
Series CC, AGM,
5.25%, 07/01/2033 - 07/01/2036	290,000	318,314
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	83,291
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	580,000	583,610
Series E, AGM,
5.50%, 07/01/2023	150,000	160,365
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	305,000	307,010
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,020
5.00%, 07/01/2030	30,000	30,176
Series M, AGC-ICC,
5.00%, 07/01/2032	160,000	160,747
Series N, AGC,
5.25%, 07/01/2036	120,000	131,958
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	265,000	291,569
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.75%, 08/01/2022	140,000	140,427
5.00%, 08/01/2021 - 08/01/2030	990,000	995,738
Series A, AGM-CR,
4.75%, 08/01/2025	60,000	60,151
Puerto Rico Public Buildings Authority, Revenue Bonds
Series I, AGC-ICC,
5.00%, 07/01/2036	290,000	291,073
Series K, AGM,
5.25%, 07/01/2027	190,000	191,509
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	66,799

		11,583,722

South Carolina - 0.4%
County of Lancaster, Special Assessment, Series A,
3.13%, 12/01/2022	350,000	349,678

Tennessee - 0.1%
Tennessee Housing Development Agency, Revenue Bonds,
3.05%, 07/01/2027	95,000	105,782

Texas - 6.2%
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	700,000	727,895

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Cameron Education Corp., Revenue Bonds,
Series A, ACA,
5.25%, 08/15/2036	$ 40,000	$ 40,030
City of Dallas, Revenue Bonds,
AGC,
5.25%, 08/15/2034	35,000	35,124
Harris County-Houston Sports Authority, Revenue Bonds,
NATL,
Zero Coupon, 11/15/2023	10,000	9,200
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 07/01/2046 - 01/01/2055	1,950,000	1,862,758
Series A,
3.38%, 08/15/2021 (A)	495,000	495,520
Series A1,
5.00%, 07/01/2046	5,000	4,865
Series B,
4.25%, 07/01/2036	815,000	654,958
Series D,
6.00%, 07/01/2026	95,000	88,719
Newark Higher Education Finance Corp., Revenue Bonds,
5.00%, 06/15/2048	50,000	50,908
Port Beaumont Navigation District Dock and Wharf Facility Revenue, Revenue Bonds,
4.00%, 01/01/2050 (A)	1,000,000	1,003,180
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2036	435,000	455,014
Texas State Student Housing Corp., Revenue Bonds,
6.75%, 07/01/2021	5,000	5,000
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	242,179

		5,675,350

U.S. Virgin Islands - 0.0% (B)
Virgin Islands Public Finance Authority, Revenue Bonds,
NATL,
4.00%, 10/01/2020	5,000	5,012

Utah - 0.5%
Utah Charter School Finance Authority, Revenue Bonds,
5.00%, 04/15/2030 (A)	420,000	420,176

Virginia - 0.8%
Buena Vista Public Recreational Facilities Authority, Revenue Bonds,
Series A, ACA,
5.50%, 07/15/2035 (H)	50,000	50,032
Buena Vista Public Service Authority, Revenue Bonds
Series A,
5.13%, 01/01/2023	20,000	20,030
6.00%, 01/01/2027	50,000	50,070

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Henrico County Economic Development Authority, Revenue Bonds, Series C,
5.00%, 12/01/2047	$ 375,000	$ 379,560
Tobacco Settlement Financing Corp., Revenue Bonds, Series B1,
5.00%, 06/01/2047	190,000	190,034

		689,726

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds, Series A,
7.47%, 06/01/2047	90,000	93,620

Wisconsin - 6.6%
Public Finance Authority, Revenue Bonds
5.00%, 04/01/2022 (E)	25,000	25,600
5.00%, 04/01/2050 (A)	135,000	143,385
5.00%, 06/15/2053	200,000	227,896
Series A,
5.00%, 06/15/2049 (A)	90,000	90,859
Series A, AGM,
4.00%, 07/01/2059	1,000,000	1,091,070
5.00%, 07/01/2054 - 07/01/2058	2,145,000	2,505,114
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
5.00%, 08/01/2039	500,000	468,525
Class B,
4.38%, 07/01/2038	850,000	775,370
Class C,
7.00%, 07/01/2043	750,000	668,137

		5,995,956

Total Municipal Government Obligations (Cost $83,675,547)		85,300,920

REPURCHASE AGREEMENT - 5.2%
Fixed Income Clearing Corp., 0.00% (I), dated 07/31/2020, to be repurchased at $4,766,097 on 08/03/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2023, and with a value of $4,861,437.	$4,766,097	4,766,097

Total Repurchase Agreement (Cost $4,766,097)		4,766,097

Total Investments (Cost $89,121,466)		90,785,578
Net Other Assets (Liabilities) - 0.2%		222,227

Net Assets - 100.0%		$91,007,805

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$718,561	$—	$718,561
Municipal Government Obligations	—	85,300,920	—	85,300,920
Repurchase Agreement	—	4,766,097	—	4,766,097

Total Investments	$—	$90,785,578	$—	$90,785,578

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $12,231,530, representing 13.4% of the Fund’s net assets.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2020; the maturity dates disclosed are the ultimate maturity dates.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Restricted securities. At July 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Health & Educational Facilities Authority Revenue Bonds 4.25%, 12/01/2042	09/10/2019	$78,020	$81,980	0.1%
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,535	10,531	0.0	(B)
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,011	0.0	(B)
Municipal Government Obligations	Cleveland-Cuyahoga County Port Authority Revenue Bonds Series A 7.05%, 11/15/2040	04/11/2014	92,766	95,110	0.1
Municipal Government Obligations	Public Finance Authority Revenue Bonds 5.00%, 04/01/2022	05/01/2017	25,171	25,600	0.0	(B)

Total			$226,554	$233,232	0.2%

(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2020, the total value of such securities is $477,000, representing 0.5% of the Fund’s net assets.
(G)	Non-income producing securities.
(H)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2020, the value of this security is $50,032, representing 0.1% of the Fund’s net assets.
(I)	Rate disclosed reflects the yield at July 31, 2020.
(J)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CPI	Consumer Price Index
CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 10